Share Purchase Warrants (Details)			1 Months Ended	12 Months Ended
	Feb. 14, 2022 CAD ($) $ / shares shares	Feb. 14, 2022 USD ($) shares	Apr. 22, 2021 CAD ($) $ / shares shares	Oct. 31, 2022 shares	Nov. 01, 2020 $ / shares
Share Purchase Warrants [Abstract]
Warrants shares issued			250,000
Warrant for proceeds | $			$ 375,000
Common share, per share | $ / shares			$ 4.5		$ 5.55
Expire date			April 22, 2024
Finder’s fee | $			$ 33,000
Shares issued	66,245	66,245		44,829
Cash consideration	$ 953,925	$ 750,000
Common shares	416,667	416,667		173,077
Warrant exercisable price per share | $ / shares	$ 60